Supplemental Cash Flow Information Supplemental Cash Flow Information (Tables)	12 Months Ended
Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Cash Flow Information

	November 30,
(in millions)	2021	2020
Cash and cash equivalents (Consolidated Balance Sheets)	$8,939	$9,513
Restricted cash included in prepaid expenses and other and other assets	38	179
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$8,976	$9,692